INVESTMENTS, DEBT AND DERIVATIVES - Impact of hedge accounting on equity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of risk management strategy related to hedge accounting [line items]
Equity at beginning of period	$ 1,257	$ 1,071	$ 767
Reclassification of accumulated foreign currency translation reserve and net investment hedge reserve to profit or loss upon disposal of foreign operation	(355)	(36)	3,414
Other comprehensive (loss) income	15	(172)	(617)
Listing of subsidiary via de-SPAC transaction	268
Equity at end of period	1,634	1,257	1,071
Reserve of exchange differences on translation
Disclosure of risk management strategy related to hedge accounting [line items]
Equity at beginning of period	(6,173)	(5,990)	(8,808)
Reclassification of accumulated foreign currency translation reserve and net investment hedge reserve to profit or loss upon disposal of foreign operation	(355)	(36)
Other comprehensive (loss) income	4	(147)	(596)
Listing of subsidiary via de-SPAC transaction	215
Equity at end of period	$ (6,309)	$ (6,173)	$ (5,990)